IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of commitments [line items]
Credit related commitments	$ 308,646	$ 300,257
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	46,968
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	237,287
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10,870
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	13,263
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	258
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	40,559	43,053
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	37,940
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	959
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,593
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	67
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	13,145	22,587
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	5,445
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	6,042
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,514
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	134
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	18,646	11,367
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	3,583
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,046
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	9,571
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,410
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	36
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	5,065	6,716
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,713
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	331
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,010
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	11
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	8,713	4,879
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,772
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	561
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,377
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	14,331	11,622
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	13,513
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	384
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	432
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	49,933	47,445
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	49,103
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	826
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	2,419	2,449
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,304
Over 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	13
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	101
Over 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	155,835	$ 150,139
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 155,835